Consolidated Statements Of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements Of Comprehensive Income [Abstract]
Unrealized holding losses arising during the period related to investment securities available for sale, tax	$ (5)	$ (25)